Trade Accounts Payable, Accrued Expenses and Other Current Liabilities (Details) - Schedule of Trade Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	$ 13,248	$ 20,421
NIS [Member]
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	1,953	2,713
Other currencies [Member]
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	10,756	17,708
Other Currencies [Member]
Schedule of Trade Accounts Payable [Line Items]
Trade accounts payable	$ 539